Segment and Other Revenue Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Selected Income Statement Information by Segment

Selected Statement of Income Information

	Revenue(a)		Earnings(b)		Depreciation and Amortization(c)
(MILLIONS OF DOLLARS)	June 30, 2013	July 1, 2012	June 30, 2013	July 1, 2012	June 30, 2013	July 1, 2012
Three months ended
U.S.	$437	$421	$254	$227	$8	$8
EuAfME	278	283	91	88	6	6
CLAR	213	211	78	77	4	6
APAC	186	179	71	63	2	3

Total reportable segments	1,114	1,094	494	455	20	23
Other business activities(d)	—	—	(74)	(61)	6	5
Reconciling Items:
Corporate(e)	—	—	(137)	(104)	13	11
Purchase accounting adjustments(f)	—	—	(13)	(13)	13	13
Acquisition-related costs(g)	—	—	(9)	(15)	—	2
Certain significant items(h)	—	—	(43)	14	—	—
Other unallocated(i)	—	—	(31)	(24)	(1)	—

	$1,114	$1,094	$187	$252	$51	$54

Six Months Ended
U.S.	$891	$846	$488	$444	$22	$15
EuAfME	568	558	208	192	12	12
CLAR	384	384	130	131	9	12
APAC	361	353	146	134	6	7

Total reportable segments	2,204	2,141	972	901	49	46
Other business activities(d)	—	—	(148)	(126)	13	8
Reconciling Items:
Corporate(e)	—	—	(253)	(233)	15	17
Purchase accounting adjustments(f)	—	—	(25)	(26)	25	26
Acquisition-related costs(g)	—	—	(15)	(29)	—	5
Certain significant items(h)	—	—	(85)	(17)	—	—
Other unallocated(i)	—	—	(67)	(47)	—	—

	$2,204	$2,141	$379	$423	$102	$102

(a)

Revenue denominated in euros were $166 million and $334 million in the three and six months ended June 30, 2013, respectively and $158 million and $322 million in the three and six months ended July 1, 2012, respectively.

(b)	Defined as income before provision for taxes on income.
(c)	Certain production facilities are shared. Depreciation and amortization is allocated to the reportable operating segments based on estimates of where the benefits of the related assets are realized.
(d)	Other business activities reflect the research and development costs managed by our Research and Development organization.
(e)	Corporate includes, among other things, administration expenses, interest expense, certain compensation and other costs not charged to our operating segments.
(f)	Purchase accounting adjustments include certain charges related to the fair value adjustments to inventory, intangible assets and property, plant and equipment not charged to our operating segments.
(g)

Acquisition-related costs can include costs associated with acquiring, integrating and restructuring acquired businesses, such as allocated transaction costs, integration costs, restructuring charges and additional depreciation associated with asset restructuring. See Note 5. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives, for additional information.

(h)

Certain significant items are substantive, unusual items that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis. Such items primarily include restructuring charges and implementation costs associated with our cost-reduction/productivity initiatives that are not associated with an acquisition, the impact of divestiture-related gains and losses and certain costs related to becoming a standalone public company. See Note 5. Restructuring Charges and Other Costs Associated with Acquisition and Cost-Reduction/Productivity Initiatives, for additional information.

•

In the second quarter of 2013, certain significant items primarily includes: (i) $27 million income related to a reversal of certain employee termination expenses; (ii) Zoetis stand-up costs of $77 million; and (iii) $6 million income on the government-mandated sale of certain product rights in Brazil that were acquired with the FDAH acquisition in 2009. Stand-up costs include certain nonrecurring costs related to becoming a standalone public company, such as new branding (including changes to the manufacturing process for required new packaging), the creation of standalone systems and infrastructure, site separation, accelerated vesting and associated cash payment related to certain Pfizer equity awards, and certain legal registration and patent assignment costs.

•

In the second quarter of 2012, certain significant items includes: (i) $14 million income related to a favorable legal settlement for an intellectual property matter; (ii) $6 million income due to a change in estimate related to transitional manufacturing purchase agreements associated with divestitures; (iii) $12 million restructuring charges and implementation costs associated with our cost-reduction/productivity initiatives that are not associated with an acquisition; and (iv) $6 million income of other.

•

In the six months ended June 30, 2013, certain significant items primarily includes: (i) additional depreciation associated with asset restructuring of $3 million, (ii) $27 million income related to a reversal of certain employee termination expenses; (iii) Zoetis stand-up costs of $111 million; and (iv) $6 million income on the government-mandated sale of certain product rights in Brazil that were acquired with the FDAH acquisition in 2009.

•

In the six months ended July 1, 2012, certain significant items includes: (i) $14 million income related to a favorable legal settlement for an intellectual property matter; (ii) $5 million income due to a change in estimate related to transitional manufacturing purchase agreements associated with divestitures; and (iii) $36 million for restructuring charges and implementation costs associated with our cost-reduction/productivity initiatives that are not associated with an acquisition.

(i)	Includes overhead expenses associated with our manufacturing operations.

Selected statement of income information follows:

(MILLIONS OF DOLLARS)	Revenues(a)	Earnings(b)	Depreciation and Amortization(c)
Year ended December 31, 2012:
U.S.	$1,776	$921	$28
EuAfME	1,096	375	28
CLAR	769	253	23
APAC	695	236	17

Total reportable segments	4,336	1,785	96
Other business activities(e)	—	(275)	16
Reconciling Items:
Corporate(f)	—	(506)	25
Purchase accounting adjustments(g)	—	(52)	52
Acquisition-related costs(h)	—	(53)	10
Certain significant items(i)	—	(96)	1
Other unallocated(j)	—	(93)	—

	$4,336	$710	$200

Year ended December 31, 2011(d):
U.S.	$1,659	$820	$26
EuAfME	1,144	365	25
CLAR	788	275	25
APAC	642	196	15

Total reportable segments	4,233	1,656	91
Other business activities(e)	—	(279)	15
Reconciling Items:
Corporate(f)	—	(504)	31
Purchase accounting adjustments(g)	—	(82)	59
Acquisition-related costs(h)	—	(122)	6
Certain significant items(i)	—	(172)	3
Other unallocated(j)	—	(103)	—

	$4,233	$394	$205

Year ended December 31, 2010:
U.S.	$1,384	$656	$13
EuAfME	1,020	328	25
CLAR	664	203	19
APAC	514	146	14

Total reportable segments	3,582	1,333	71
Other business activities(e)	—	(264)	17
Reconciling Items:
Corporate(f)	—	(533)	34
Purchase accounting adjustments(g)	—	(148)	63
Acquisition-related costs(h)	—	(217)	—
Certain significant items(i)	—	84	—
Other unallocated(j)	—	(77)	—

	$3,582	$178	$185

(a)	Revenues denominated in euros were approximately $639 million in 2012, $710 million in 2011 and $680 million in 2010.
(b)	Defined as income/(loss) before provision/(benefit) for taxes on income.
(c)	Certain production facilities are shared. Depreciation and amortization is allocated to the reportable operating segments based on estimates of where the benefits of the related assets are realized.
(d)	For 2011, includes KAH commencing from the acquisition date of January 31, 2011.
(e)	Other business activities reflect the research and development costs managed by our Research and Development organization.
(f)	Corporate includes, among other things, administration expenses, allocated interest expense, certain compensation and other costs not charged to our operating segments.
(g)	Purchase accounting adjustments include certain charges related to the fair value adjustments to inventory, intangible assets and property, plant and equipment not charged to our operating segments.
(h)

Acquisition-related costs can include costs associated with acquiring, integrating and restructuring newly acquired businesses, such as allocated transaction costs, integration costs, restructuring charges and additional depreciation associated with asset restructuring (see Note 5. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives for additional information).

(i)

Certain significant items are substantive, unusual items that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis. Such items primarily include restructuring charges and implementation costs associated with our cost-reduction/productivity initiatives that are not associated with an acquisition, the impact of certain asset impairments, inventory write-offs and divestiture-related gains and losses (see Note 4. Acquisitions, Divestitures and Certain Investments, Note 5. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives, and Note 6. Other (Income)/Deductions—Net, for additional information).

•

For 2012, certain significant items includes primarily: (i) restructuring charges and implementation costs associated with our cost-reduction/productivity initiatives that are not associated with an acquisition of $115 million; (ii) income from a favorable legal settlement related to an intellectual property matter of $14 million; and (iii) a change in estimate with respect to transitional manufacturing agreements associated with divestitures of $4 million income.

•

For 2011, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction/productivity initiatives that are not associated with an acquisition of $62 million, (ii) certain asset impairment charges of $69 million; (iii) certain charges to write-off inventory of $12 million; (iv) charges related to transitional manufacturing purchase agreements associated with divestitures of $27 million; and (v) other costs of $2 million.

•

For 2010, certain significant items includes: (i) net gains on sales of businesses of $104 million, (ii) charges related to transitional manufacturing purchase agreements associated with divestitures of $4 million, (iii) certain charges to write-off inventory of $13 million; and (iv) restructuring charges and implementation costs associated with our cost-reduction/productivity initiatives that are not associated with an acquisition of $3 million.

(j)	Includes overhead expenses associated with our manufacturing operations.

Property, Plant and Equipment by Geographic Region

Property, plant and equipment, less accumulated depreciation, by geographic region follow:

	As of December 31,
(MILLIONS OF DOLLARS)	2012	2011
U.S.	$788	$787
EuAfME	224	229
CLAR	72	75
APAC	157	152

Property, plant and equipment, less accumulated depreciation	$1,241	$1,243

Schedule of Significant Product Revenues

Significant species revenue are as follows:

	Three Months Ended		Six Months Ended
(MILLIONS OF DOLLARS)	June 30, 2013	July 1, 2012	June 30, 2013	July 1, 2012
Livestock:
Cattle	$356	$371	$746	$771
Swine	152	142	310	285
Poultry	137	129	270	250
Other	25	23	50	50

	670	665	1,376	1,356

Companion Animal:
Horses	45	50	87	95
Dogs and Cats	399	379	741	690

	444	429	828	785

Total revenue	$1,114	$1,094	$2,204	$2,141

Revenue by Major Product Category

Significant revenue by major product category are as follows:

	Three Months Ended		Six Months Ended
(MILLIONS OF DOLLARS)	June 30, 2013	July 1, 2012	June 30, 2013	July 1, 2012
Anti-infectives	$280	$283	$587	$583
Vaccines	301	281	579	546
Parasiticides	208	216	377	377
Medicated feed additives	97	94	201	193
Other pharmaceuticals	193	187	381	364
Other non-pharmaceuticals	35	33	79	78

Total revenue	$1,114	$1,094	$2,204	$2,141

Revenues by Species

Significant species revenues are as follows:

	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
Livestock:
Cattle	$1,608	$1,617	$1,464
Swine	590	562	433
Poultry	501	501	265
Other (Fish and Sheep)	107	98	71

	2,806	2,778	2,233
Companion Animal:
Horses	187	168	159
Dogs and Cats	1,343	1,287	1,190

	1,530	1,455	1,349

Total revenues(a)	$4,336	$4,233	$3,582

(a)	In accordance with our domestic and international year-ends, 2011 includes approximately eleven months of KAH’s U.S. operations and approximately ten months of KAH’s international operations.

Revenues by Major Product Category

Significant revenues by major product category are as follows:

	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
Anti-infectives	$1,268	$1,311	$1,117
Vaccines	1,117	1,077	1,014
Parasiticides	692	645	602
Medicated feed additives	403	347	86
Other pharmaceuticals	712	724	653
Other non-pharmaceuticals	144	129	110

Total revenues(a)	$4,336	$4,233	$3,582

(a)	In accordance with our domestic and international year-ends, 2011 includes approximately eleven months of KAH’s U.S. operations and approximately ten months of KAH’s international operations.